Note 7 - Accounts Payable and Accrued Expenses (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2016	Sep. 27, 2016
Accrued Payroll Taxes, Possible Reduced Amount		$ 5,000
Accrued Bonuses, Current		80,000
Share Price				$ 0.83
Selling, General and Administrative Expense		$ 3,714,398	$ 3,551,522
Chief Executive Officer [Member]
Accrued Bonuses, Current					$ 60,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Bonuses Paid	$ 40,000
Officer [Member]
Stock Issued During Period, Shares, Issued for Services			738,837
Selling, General and Administrative Expense			$ 309,975
Officer [Member] | Minimum [Member]
Share Price			$ 0.35
Officer [Member] | Maximum [Member]
Share Price			$ 0.36
Consultants [Member]
Stock Issued During Period, Shares, Issued for Services		2,342,264	631,643
Selling, General and Administrative Expense		$ 993,078	$ 360,364
Consultants [Member] | Minimum [Member]
Share Price		$ 0.25	$ 0.35
Consultants [Member] | Maximum [Member]
Share Price		$ 0.83	$ 0.36
Chief Science Officer [Member]
Accrued Bonuses, Current					$ 60,000